Financial Instruments carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]

Carrying value of the financial instruments held at fair value[1]

	Jun 30, 2019			Dec 31, 2018
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	86,868	66,376	9,365	75,415	67,560	9,763
Trading securities	86,715	59,856	4,002	75,210	61,424	4,086
Other trading assets	152	6,520	5,362	205	6,136	5,676
Positive market values from derivative financial instruments	8,001	349,052	8,955	10,140	301,609	8,309
Non-trading financial assets mandatory at fair value through profit or loss	4,235	92,034	5,101	8,288	86,090	6,066
Financial assets designated at fair value through profit or loss	0	0	35	104	0	0
Financial assets at fair value through other comprehensive income	33,912	15,603	444	32,517	18,397	268
Other financial assets at fair value	3	3,166[2]	254	42	2,779[2]	207
Total financial assets held at fair value	133,019	526,230	24,153	126,505	476,435	24,614

Financial liabilities held at fair value:
Trading liabilities	41,615	16,763	17	42,548	17,361	15
Trading securities	41,608	16,480	0	42,547	17,082	0
Other trading liabilities	7	283	16	1	279	15
Negative market values from derivative financial instruments	10,103	328,985	7,960	9,638	285,561	6,289
Financial liabilities designated at fair value through profit or loss	0	49,303	2,514	119	51,617	2,021
Investment contract liabilities	0	557	0	0	512	0
Other financial liabilities at fair value	469	2,203[2]	(378)[3]	201	2,658[2]	(611)[3]
Total financial liabilities held at fair value	52,186	397,812	10,113	52,505	357,709	7,714

[1] Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 "Significant Accounting Policies and Critical Accounting Estimates" of the Annual Report 2018.

[2] Predominantly relates to derivatives qualifying for hedge accounting.

[3] Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Sensitivity Analysis by Type of Instrument [text block table]

Breakdown of the sensitivity analysis by type of instrument[1]

	Jun 30, 2019		Dec 31, 2018
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	167	102	179	118
Commercial mortgage-backed securities	3	2	5	4
Mortgage and other asset-backed securities	43	43	38	37
Corporate, sovereign and other debt securities	120	57	136	77
Equity securities	65	78	84	67
Derivatives:
Credit	131	108	151	116
Equity	216	188	257	207
Interest related	264	146	346	206
Foreign exchange	44	38	49	26
Other	135	84	106	89
Loans:
Loans	489	217	475	219
Other	0	0	0	0
Total	1,509	963	1,647	1,046

[1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about Fair Value (Level 3) [text block table]

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Jun 30, 2019
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	31	0	Price based	Price	0%	105%
			Discounted cash flow	Credit spread (bps)	108	1,516
Mortgage- and other asset-backed securities	266	0	Price based	Price	0%	103%
			Discounted cash flow	Credit spread (bps)	47	1,879
				Recovery rate	10%	90%
				Constant default rate	0%	4%
				Constant prepayment rate	3%	52%
Total mortgage- and other asset-backed securities	296	0
Debt securities and other debt obligations	5,152	2,213	Price based	Price	0%	155%
Held for trading	3,618	0	Discounted cash flow	Credit spread (bps)	5	419
Corporate, sovereign and other debt securities	3,618
Non-trading financial assets mandatory at fair value through profit or loss	1,162
Designated at fair value through profit or loss	0	2,213
Financial assets at fair value through other comprehensive income	372
Equity securities	1,010	0	Market approach	Price per net asset value	0%	100%
Held for trading	88	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	921		Discounted cash flow	Weighted average cost capital	8%	40%
Loans	6,780	16	Price based	Price	0%	109%
Held for trading	5,301	16	Discounted cash flow	Credit spread (bps)	16	697
Non-trading financial assets mandatory at fair value through profit or loss	1,373			Constant default rate	0%	0%
Designated at fair value through profit or loss	34	0		Recovery rate	35%	75%
Financial assets at fair value through other comprehensive income	72
Loan commitments	0	0	Discounted cash flow	Credit spread (bps)	16	3,200
				Recovery rate	25%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,707[2]	301[3]	Discounted cash flow	IRR	8%	46%
				Repo rate (bps.)	50	357
Total non-derivative financial instruments held at fair value	14,944	2,531

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 62 million of other trading assets, € 1.6 billion of other financial assets mandatory at fair value.

[3]Other financial liabilities include € 174 million of securities sold under repurchase agreements designated at fair value and € 127 million of other financial liabilities designated at fair value.

	Dec 31, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)		Range
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	66	0	Price based	Price	0%	120%
			Discounted cash flow	Credit spread (bps)	97	1,444
Mortgage- and other asset-backed securities	745	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	26	2,203
				Recovery rate	0%	90%
				Constant default rate	0%	16%
				Constant prepayment rate	0%	42%
Total mortgage- and other asset-backed securities	811	0
Debt securities and other debt obligations	3,876	1,764	Price based	Price	0%	148%
Held for trading	3,037	0	Discounted cash flow	Credit spread (bps)	5	582
Corporate, sovereign and other debt securities	3,037
Non-trading financial assets mandatory at fair value through profit or loss	726
Designated at fair value through profit or loss	0	1,764
Financial assets at fair value through other comprehensive income	114
Equity securities	1,244	0	Market approach	Price per net asset value	70%	100%
Held for trading	239	0		Enterprise value/EBITDA (multiple)	6	17
Non-trading financial assets mandatory at fair value through profit or loss	1,005		Discounted cash flow	Weighted average cost capital	7%	20%
Loans	7,167	15	Price based	Price	0%	341%
Held for trading	5,651	15	Discounted cash flow	Credit spread (bps)	40	930
Non-trading financial assets mandatory at fair value through profit or loss	1,362
Designated at fair value through profit or loss	0	0		Constant default rate	0%	0%
Financial assets at fair value through other comprehensive income	154			Recovery rate	35%	40%
Loan commitments	0	0	Discounted cash flow	Credit spread (bps)	30	2,864
				Recovery rate	25%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,999[2]	257[3]	Discounted cash flow	IRR	3%	46%
				Repo rate (bps.)	65	387
Total non-derivative financial instruments held at fair value	16,097	2,037

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 26 million of other trading assets, € 3 billion of other financial assets mandatory at fair value.

[3]Other financial liabilities include € 185 million of securities sold under repurchase agreements designated at fair value and € 72 million of other financial liabilities designated at fair value.

Jun 30, 2019
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,826	3,655	Discounted cash flow	Swap rate (bps)	(138)	5,322
				Inflation swap rate	1%	6%
				Constant default rate	0%	16%
				Constant prepayment rate	2%	60%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	122%
				IR - IR correlation	(25) %	100%
				Hybrid correlation	(60) %	93%
Credit derivatives	667	747	Discounted cash flow	Credit spread (bps)	0	8,963
				Recovery rate	0%	99%
			Correlation pricing model	Credit correlation	1%	85%
Equity derivatives	1,900	2,304	Option pricing model	Stock volatility	4%	100%
				Index volatility	4%	43%
				Index - index correlation	1	1
				Stock - stock correlation	3%	96%
				Stock Forwards	0%	21%
				Index Forwards	0%	6%
FX derivatives	954	1,034	Option pricing model	Volatility	(9) %	32%
Other derivatives	861	(158)[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	7%	72%
				Commodity correlation	16%	86%
Total market values from derivative financial instruments	9,209	7,582

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Dec 31, 2018
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,264	2,568	Discounted cash flow	Swap rate (bps)	(124)	2,316
				Inflation swap rate	1%	6%
				Constant default rate	0%	35%
				Constant prepayment rate	2%	43%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	31%
				IR - IR correlation	(30) %	90%
				Hybrid correlation	(59) %	75%
Credit derivatives	638	964	Discounted cash flow	Credit spread (bps)	0	1,541
				Recovery rate	0%	80%
			Correlation pricing model	Credit correlation	25%	85%
Equity derivatives	1,583	1,498	Option pricing model	Stock volatility	4%	96%
				Index volatility	11%	79%
				Index - index correlation	1	1
				Stock - stock correlation	2%	89%
				Stock Forwards	0%	63%
				Index Forwards	0%	5%
FX derivatives	1,034	1,005	Option pricing model	Volatility	(6) %	34%
Other derivatives	997	(357)[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	5%	92%
				Commodity correlation	0%	0%
Total market values from derivative financial instruments	8,516	5,677

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments Held or in Issue at the Reporting Date [text block table]
	Six months ended
in € m.	Jun 30, 2019	Jun 30, 2018
Financial assets held at fair value:
Trading securities	121	15
Positive market values from derivative financial instruments	1,476	676
Other trading assets	62	56
Non-trading financial assets mandatory at fair value through profit or loss	94	250
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Other financial assets at fair value	15	0
Total financial assets held at fair value	1,769	997
Financial liabilities held at fair value:
Trading securities	(0)	(1)
Negative market values from derivative financial instruments	(1,516)	(603)
Other trading liabilities	1	0
Financial liabilities designated at fair value through profit or loss	(107)	189
Other financial liabilities at fair value	(206)	205
Total financial liabilities held at fair value	(1,829)	(209)
Total	(60)	788

Recognitions of Trade Date Profit [text block table]
in € m.	Jun 30, 2019	Jun 30, 2018
Balance, beginning of year	531	596
New trades during the period	73	128
Amortization	(60)	(87)
Matured trades	(76)	(70)
Subsequent move to observability	(34)	(49)
Exchange rate changes	1	1
Balance, end of period	434	520